Institutional Advisors LargeCap Fund
Investment Objective
The Institutional Advisors LargeCap Fund seeks to provide long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Advisors LargeCap Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Institutional Advisors LargeCap Fund
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase or sale price)	none
Maximum Sales charge (load) imposed on reinvested dividends (as a percentage of purchase price)	none
Redemption fees	none
Exchange fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Advisors LargeCap Fund
Management Fees		1.18%
Distribution and Service (12b-1) Fees		0.01%
Other Expenses (the Adviser pays all Fund expenses except Rule 12b-1 fees, shareholder servicing fees, interest, taxes, brokerage commissions, expenses of Independent Trustees, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of such Fund's business)	[1]	0.16%
Total Annual Fund Operating Expenses		1.35%
Fee Waiver	[1]	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver		1.20%
[1]	Institutional Advisors LLC (the "Adviser") has contractually agreed to limit the Fund's net annual operating expenses to 1.20% of the Fund's average daily net assets until at least September 15, 2013, subject to termination at any time at the option of the Fund.

Example

This example is intended to help you compare the cost of investing in the Institutional Advisors LargeCap Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated (the Example for one year reflects the contractual expense limitation described above; the amounts for the other years reflect the Fund’s gross expenses). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Advisors LargeCap Fund	122	413	725	1,611

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 25.93% of the average portfolio value.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in the equity securities of large-capitalization companies (generally, companies in the $5 billion and more capitalization range of the Standard & Poor’s 500 Index (“S&P 500 Index”)).  The Fund will not change this policy unless it notifies shareholders at least 60 days in advance. Equity securities include convertible securities and domestic common stocks, among other things.

The Adviser’s style can best be described as a long-term, disciplined investment approach aimed at providing clients with strong returns, but which is absent of leverage, aggressive or untested techniques, and market timing. The Adviser focuses on providing superior investment performance along with reduced volatility, offering disciplined proprietary investment strategies, while maintaining broad sector and portfolio diversification.

Principal Risks

You may lose money by investing in the Fund. The Fund is subject to the following principal risks, more fully described in the section of this prospectus entitled “Risk Factors”. The Fund’s net asset value and total returns may be adversely affected if any of the following occurs:

o  The market values of securities acquired by the Fund decline.

o  Large capitalization securities underperform other segments of the equity market or equity markets as a whole.

o  The Adviser does not execute the Fund’s principal investment strategies effectively.

o  Security prices fluctuate in response to events affecting an issuer’s profitability or viability.

o  There is no assurance that large companies can withstand serious deterioration during periods of severe economic distress.

An investment in the Fund is not a deposit of National Penn Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year, five year, ten year, and since the Fund’s inception compare with those of broad measures of market performance.   Past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website: www.ialfx.com.

On March 31, 2009 the National Penn ITC (“NPITC”) Equity Fund, a collective investment fund, was converted to the Fund.  The information below, for periods prior to March 31, 2009, includes the past performance of the NPITC Equity Fund, a separate account managed by Institutional Advisors, a business unit of National Penn Investors Trust Company, the predecessor investment entity to the Adviser in a fashion that is in all material respects equivalent to the management of the Fund.  The data below reflects NPITC Equity Fund’s performance information over a period before the Fund’s registration statement became effective; the relevant account was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act; and if the relevant account was registered under the 1940 Act, its performance may have been adversely affected.  The prior performance has been restated to reflect the imposition of the total expenses of the Fund for its initial fiscal year rather than the actual expenses of the NPITC Equity Fund.

Institutional Advisors LargeCap Fund (Formerly NPITC Equity Fund) Calendar Year Total Return*

* Sales loads are not reflected in the bar chart.  If these amounts were reflected returns would be less than those shown.

During the period shown in the chart, the Fund’s best performing quarter was for the three months ended December 31, 2003: 26.51%. During the same period, the Fund’s worst performing quarter was for the three months ended December 31, 2008: -29.89%.

Average Annual Total Returns as of 12/31/2011:

In the following table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates.  These after-tax returns do not reflect the effect of any applicable state or local taxes.  Your after-tax returns may differ from those shown.  After-tax returns are not relevant to shareholders investing through tax-deferred programs such as an IRA plan.   Future results may be different from those shown.

Average Annual Total Returns	1 Year	Since Inception
Institutional Advisors LargeCap Fund Comparison Index - S&P 500 Index (the performance information for this index reflects no deduction for fees, expenses or taxes)	2.11%	20.49%	[1]
Institutional Advisors LargeCap Fund	1.70%	17.97%	[1]
Institutional Advisors LargeCap Fund Return After Taxes on Distributions	1.30%	17.54%	[1]
Institutional Advisors LargeCap Fund Return After Taxes on Distributions and Sale of Fund Shares	1.37%	15.44%	[1]
[1]	Fund Inception Date 3/31/2009

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 15, 2012
Registrant Name	dei_EntityRegistrantName	Conestoga Funds
Central Index Key	dei_EntityCentralIndexKey	0001175813
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Sep 15, 2012
Institutional Advisors LargeCap Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Institutional Advisors LargeCap Fund seeks to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Advisors LargeCap Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 25.93% of the average portfolio value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.93%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Institutional Advisors LargeCap Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated (the Example for one year reflects the contractual expense limitation described above; the amounts for the other years reflect the Fund’s gross expenses). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets in the equity securities of large-capitalization companies (generally, companies in the $5 billion and more capitalization range of the Standard & Poor’s 500 Index (“S&P 500 Index”)).  The Fund will not change this policy unless it notifies shareholders at least 60 days in advance. Equity securities include convertible securities and domestic common stocks, among other things.

The Adviser’s style can best be described as a long-term, disciplined investment approach aimed at providing clients with strong returns, but which is absent of leverage, aggressive or untested techniques, and market timing. The Adviser focuses on providing superior investment performance along with reduced volatility, offering disciplined proprietary investment strategies, while maintaining broad sector and portfolio diversification.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. The Fund is subject to the following principal risks, more fully described in the section of this prospectus entitled “Risk Factors”. The Fund’s net asset value and total returns may be adversely affected if any of the following occurs:

o  The market values of securities acquired by the Fund decline.

o  Large capitalization securities underperform other segments of the equity market or equity markets as a whole.

o  The Adviser does not execute the Fund’s principal investment strategies effectively.

o  Security prices fluctuate in response to events affecting an issuer’s profitability or viability.

o  There is no assurance that large companies can withstand serious deterioration during periods of severe economic distress.

An investment in the Fund is not a deposit of National Penn Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year, five year, ten year, and since the Fund’s inception compare with those of broad measures of market performance.   Past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website: www.ialfx.com.

On March 31, 2009 the National Penn ITC (“NPITC”) Equity Fund, a collective investment fund, was converted to the Fund.  The information below, for periods prior to March 31, 2009, includes the past performance of the NPITC Equity Fund, a separate account managed by Institutional Advisors, a business unit of National Penn Investors Trust Company, the predecessor investment entity to the Adviser in a fashion that is in all material respects equivalent to the management of the Fund.  The data below reflects NPITC Equity Fund’s performance information over a period before the Fund’s registration statement became effective; the relevant account was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act; and if the relevant account was registered under the 1940 Act, its performance may have been adversely affected.  The prior performance has been restated to reflect the imposition of the total expenses of the Fund for its initial fiscal year rather than the actual expenses of the NPITC Equity Fund.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ialfx.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Advisors LargeCap Fund (Formerly NPITC Equity Fund) Calendar Year Total Return*
Annual Return 2002	rr_AnnualReturn2002	(21.61%)
Annual Return 2003	rr_AnnualReturn2003	26.51%
Annual Return 2004	rr_AnnualReturn2004	5.63%
Annual Return 2005	rr_AnnualReturn2005	5.43%
Annual Return 2006	rr_AnnualReturn2006	13.73%
Annual Return 2007	rr_AnnualReturn2007	9.83%
Annual Return 2008	rr_AnnualReturn2008	(29.89%)
Annual Return 2009	rr_AnnualReturn2009	19.60%
Annual Return 2010	rr_AnnualReturn2010	14.42%
Annual Return 2011	rr_AnnualReturn2011	1.70%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

* Sales loads are not reflected in the bar chart.  If these amounts were reflected returns would be less than those shown.

During the period shown in the chart, the Fund’s best performing quarter was for the three months ended December 31, 2003: 26.51%. During the same period, the Fund’s worst performing quarter was for the three months ended December 31, 2008: -29.89%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Performing Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Performing Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.89%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/2011:
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	after-tax returns are calculated using the historical highest individual federal marginal income tax rates.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders investing through tax-deferred programs such as an IRA plan.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

In the following table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates.  These after-tax returns do not reflect the effect of any applicable state or local taxes.  Your after-tax returns may differ from those shown.  After-tax returns are not relevant to shareholders investing through tax-deferred programs such as an IRA plan.   Future results may be different from those shown.

Institutional Advisors LargeCap Fund | Comparison Index - S&P 500 Index (the performance information for this index reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	20.49%	[2]
Institutional Advisors LargeCap Fund | Institutional Advisors LargeCap Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales charge (load) imposed on reinvested dividends (as a percentage of purchase price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFee	none
Exchange fees	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.18%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.01%
Other Expenses (the Adviser pays all Fund expenses except Rule 12b-1 fees, shareholder servicing fees, interest, taxes, brokerage commissions, expenses of Independent Trustees, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of such Fund's business)	rr_OtherExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	413
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	725
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,611
1 Year	rr_AverageAnnualReturnYear01	1.70%
Since Inception	rr_AverageAnnualReturnSinceInception	17.97%	[2]
Institutional Advisors LargeCap Fund | Institutional Advisors LargeCap Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.30%
Since Inception	rr_AverageAnnualReturnSinceInception	17.54%	[2]
Institutional Advisors LargeCap Fund | Institutional Advisors LargeCap Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.37%
Since Inception	rr_AverageAnnualReturnSinceInception	15.44%	[2]
[1]	Institutional Advisors LLC (the "Adviser") has contractually agreed to limit the Fund's net annual operating expenses to 1.20% of the Fund's average daily net assets until at least September 15, 2013, subject to termination at any time at the option of the Fund.
[2]	Fund Inception Date 3/31/2009